Finance Expenses (Details) - Schedule of finance expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance expenses [Abstract]
Interest and acretion on convertible debentures	$ 1,744,120	$ 693,712	$ 643,961
Interest expense on long term debt	11,107	15,413	8,230
Interest on bank loans from factoring	18,532	235,732	90,501
Other interest and bank charges	(3,819)	15,999	10,565
Gain on conversion of debenture	(16,712)
Interest earned on director’s loan	(23,000)	(10,000)
Interest expenses on lease obligations	14,045	11,406
Total	$ 1,744,273	$ 962,262	$ 753,257